Guarantor/Non-Guarantor Financial Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 02, 2012	Nov. 27, 2011	Nov. 28, 2010	Nov. 29, 2009
Current assets:
Cash and equivalents	$ 128,154	$ 107,975	$ 109,255	$ 131,427
Accounts receivable, net	152,619	126,494
Inventories	72,364	57,002
Other current assets and deferred income taxes	52,937	50,624
Total current assets	406,074	342,095
Property, plant and equipment, at cost	424,006	406,115
Less accumulated depreciation	(259,983)	(239,370)
Property, plant and equipment, net	164,023	166,745
Other assets:
Goodwill	363,229	361,026	361,958
Intangible Assets, Net	14,710	1,116
Debt issuance costs, net and other assets	57,309	48,212
Total other assets excluding property, plant and equipment	435,248	410,354
Total Assets	1,005,345	919,194
Current liabilities:
Current portion-long term obligations	4,045	1,584
Accounts payable	100,796	68,774
Accrued customer incentives and advertising	34,664	26,038
Accrued compensation	33,065	17,601
Accrued interest	14,484	14,074
Other accrued liabilities	35,913	28,426
Deferred income tax liabilities	3,000
Total current liabilities	225,967	156,497
Long-term obligations	765,521	790,297
Other liabilities	60,249	52,415
Deferred income tax liabilities	93	549
Redeemable noncontrolling interest	11,035
Stockholders' equity (deficit)	(57,520)	(80,564)	(87,639)	(107,992)
Total Liabilities and Stockholders' Deficit	1,005,345	919,194
Sealy Corporation
Guarantor/non-guarantor financial information
Percentage of interest held by parent	100.00%
Current assets:
Cash and equivalents	155	1,655	1,010	357
Other current assets and deferred income taxes	2,867	9,153
Total current assets	3,022	10,808
Other assets:
Net investment in subsidiaries		(196,903)
Due from (to) affiliates	328,968	290,797
Total other assets excluding property, plant and equipment	328,968	93,894
Total Assets	331,990	104,702
Current liabilities:
Other accrued liabilities	6	(2)
Total current liabilities	6	(2)
Long-term obligations	194,399	185,268
Investments in subsidiaries	195,558
Deferred income tax liabilities	(453)
Stockholders' equity (deficit)	(57,520)	(80,564)
Total Liabilities and Stockholders' Deficit	331,990	104,702
Sealy Mattress Corporation
Guarantor/non-guarantor financial information
Percentage of interest held by parent	100.00%
Other assets:
Net investment in subsidiaries	221,350	219,918
Due from (to) affiliates		(416,821)
Total other assets excluding property, plant and equipment	221,350	(196,903)
Total Assets	221,350	(196,903)
Current liabilities:
Due to affiliates	416,908
Stockholders' equity (deficit)	(195,558)	(196,903)
Total Liabilities and Stockholders' Deficit	221,350	(196,903)
Sealy Mattress Company
Guarantor/non-guarantor financial information
Percentage of interest held by parent	100.00%
Current assets:
Cash and equivalents	237	9,123	9,234	29,234
Accounts receivable, net	45
Inventories	1,545	1,476
Other current assets and deferred income taxes	432	1,154
Total current assets	2,259	11,753
Property, plant and equipment, at cost	10,509	10,174
Less accumulated depreciation	(6,273)	(5,902)
Property, plant and equipment, net	4,236	4,272
Other assets:
Goodwill	24,741	24,741
Net investment in subsidiaries	373,737	368,983
Due from (to) affiliates	529,218	546,305
Debt issuance costs, net and other assets	20,084	16,649
Total other assets excluding property, plant and equipment	947,780	956,678
Total Assets	954,275	972,703
Current liabilities:
Accounts payable	242	186
Accrued compensation	385	392
Accrued interest	1,304	1,271
Other accrued liabilities	3,699	465
Total current liabilities	5,630	2,314
Long-term obligations	726,963	750,332
Deferred income tax liabilities	332	139
Stockholders' equity (deficit)	221,350	219,918
Total Liabilities and Stockholders' Deficit	954,275	972,703
Combined Guarantor Subsidiaries
Current assets:
Cash and equivalents	42,391	50,170	59,108	67,950
Accounts receivable, net	83,043	69,345
Inventories	55,760	47,391
Other current assets and deferred income taxes	45,488	34,427
Total current assets	226,682	201,333
Property, plant and equipment, at cost	374,522	359,908
Less accumulated depreciation	(231,037)	(213,043)
Property, plant and equipment, net	143,485	146,865
Other assets:
Goodwill	301,942	301,942
Intangible Assets, Net		1,088
Net investment in subsidiaries	282,728	161,796
Due from (to) affiliates		(143,182)
Debt issuance costs, net and other assets	17,379	12,654
Total other assets excluding property, plant and equipment	602,049	334,298
Total Assets	972,216	682,496
Current liabilities:
Current portion-long term obligations	1,483	1,286
Accounts payable	69,700	45,985
Accrued customer incentives and advertising	24,421	18,014
Accrued compensation	27,917	14,416
Accrued interest	13,180	12,803
Other accrued liabilities	26,886	21,997
Total current liabilities	163,587	114,501
Long-term obligations	38,516	39,965
Due to affiliates	100,740
Other liabilities	53,075	46,086
Deferred income tax liabilities	121	72
Stockholders' equity (deficit)	616,177	481,872
Total Liabilities and Stockholders' Deficit	972,216	682,496
Combined Non-Guarantor Subsidiaries
Current assets:
Cash and equivalents	85,371	47,027	39,903	33,886
Accounts receivable, net	69,531	57,149
Inventories	15,218	8,293
Other current assets and deferred income taxes	4,150	5,890
Total current assets	174,270	118,359
Property, plant and equipment, at cost	38,975	36,033
Less accumulated depreciation	(22,673)	(20,425)
Property, plant and equipment, net	16,302	15,608
Other assets:
Goodwill	36,546	34,343
Intangible Assets, Net	14,710	28
Net investment in subsidiaries		(1)
Due from (to) affiliates		(91,275)
Debt issuance costs, net and other assets	19,846	18,909
Total other assets excluding property, plant and equipment	71,102	(37,996)
Total Assets	261,674	95,971
Current liabilities:
Current portion-long term obligations	2,562	298
Accounts payable	30,854	22,603
Accrued customer incentives and advertising	10,243	8,024
Accrued compensation	4,763	2,793
Other accrued liabilities	5,322	5,966
Deferred income tax liabilities	3,000
Total current liabilities	56,744	39,684
Long-term obligations	42
Due to affiliates	145,584
Other liabilities	7,174	6,329
Deferred income tax liabilities	93	338
Redeemable noncontrolling interest	11,035
Stockholders' equity (deficit)	41,002	49,620
Total Liabilities and Stockholders' Deficit	261,674	95,971
Eliminations
Current assets:
Inventories	(159)	(158)
Total current assets	(159)	(158)
Other assets:
Net investment in subsidiaries	(877,815)	(553,793)
Due from (to) affiliates	(858,186)	(185,824)
Total other assets excluding property, plant and equipment	(1,736,001)	(739,617)
Total Assets	(1,736,160)	(739,775)
Current liabilities:
Long-term obligations	(194,399)	(185,268)
Investments in subsidiaries	(195,558)
Due to affiliates	(663,232)
Stockholders' equity (deficit)	(682,971)	(554,507)
Total Liabilities and Stockholders' Deficit	$ (1,736,160)	$ (739,775)